Note 55 - Other Information	12 Months Ended
Dec. 31, 2018
Other Information
Other information

55. Other information

55.1 Environmental impact

Given the activities BBVA Group entities engage in, the Group has no environmental liabilities, expenses, assets, provisions or contingencies that could have a significant effect on its consolidated equity, financial situation and profits. Consequently, as of December 31, 2018, there is no item in the Group’s accompanying consolidated financial statements that requires disclosure in an environmental information report pursuant to Ministry of Justice Order JUS/471/2017, of May 19, and consequently no specific disclosure of information on environmental matters is included in these financial statements.

55.2 Reporting requirements of the Spanish National Securities Market Commission (CNMV)

Dividends paid in the year

The table below presents the dividends per share paid in cash during 2018, 2017 and 2016 (cash basis dividend, regardless of the year in which they were accrued), but without including other shareholder remuneration, such as the “Dividend Option”. See Notes 4 and 26 for a complete analysis of all remuneration awarded to the shareholders.

Dividends Paid ("Dividend Option" not included)
		2018			2017			2016
	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)
Ordinary shares	51.02%	0.25	1,667	34.69%	0.17	1,125	32.65%	0.16	1,028
Total dividends paid in cash	51.02%	0.25	1,667	34.69%	0.17	1,125	32.65%	0.16	1,028
Dividends with charge to income	51.02%	0.25	1,667	34.69%	0.17	1,125	32.65%	0.16	1,028

Ordinary earnings and ordinary income by operating segment

The detail of the consolidated profit for each operating segment is as follows as of December 31 2018, 2017 and 2016:

Profit Attributable by Operating Segments
	Notes	2018	2017	2016
Banking Activity in Spain		1,522	1,374	912
Non-Core Real Estate		(78)	(490)	(595)
United States		735	486	459
Mexico		2,384	2,187	1,980
Turkey		569	826	599
South America		591	861	771
Rest of Eurasia		93	125	151
Subtotal operating segments		5,818	5,368	4,276
Corporate Center		(494)	(1,848)	(801)
Profit attributable to parent company	6	5,324	3,519	3,475
Other gains (losses) (*)		827	1,243	1,218
Income tax and/or profit from discontinued operations		2,295	2,169	1,699
Operating profit before tax	6	8,446	6,931	6,392

(*) Profit attributable to non-controlling interests.

Interest income by geographical area

The breakdown of the balance of “Interest income and other income” in the accompanying consolidated income statements by geographical area is as follows:

Interest Income. Breakdown by geographical area (Millions of euros)
	Notes	2018	2017	2016
Domestic		4,952	5,093	5,962
Foreign		24,879	24,203	21,745
European Union		509	422	291
Eurozone		391	239	291
No eurozone		117	183	-
Other countries		24,370	23,781	21,455
Total	37.1	29,831	29,296	27,708